CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 410	$ 355
Restricted cash	146	154
Trade receivables and other current assets	1,146	623
Financial instrument assets	58	40
Due from related parties	548	412
Total current assets	2,308	1,584
Financial instrument assets	58	68
Equity-accounted investments	455	372
Property, plant and equipment, at fair value	37,915	36,097
Intangible assets	218	233
Goodwill	849	970
Deferred income tax assets	86	40
Other long-term assets	97	109
Total Assets	41,986	39,473
Current liabilities
Accounts payable and accrued liabilities	452	450
Financial instrument liabilities	247	198
Due to related parties	649	694
Non-recourse borrowings	1,452	775
Provisions	12	292
BEPC exchangeable and class B shares	6,163	7,430
Total current liabilities	8,975	9,839
Financial instrument liabilities	523	498
Non-recourse borrowings	12,060	12,047
Deferred income tax liabilities	5,020	4,200
Provisions	547	633
Other long-term liabilities	636	531
Equity
The partnership	3,667	1,177
Total Equity	14,225	11,725
Total Liabilities and Equity	41,986	39,473
Non-controlling interests
Current assets
Cash and cash equivalents	276	224
Property, plant and equipment, at fair value	20,647	20,119
Total Assets	22,327	21,820
Equity
Non-controlling interests	10,558	10,548
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,297	10,290
Total Equity	10,297	10,290
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	261	258
Total Equity	$ 261	$ 258